Common Stock (Common Stock Rollfoward) (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) In Common Stock Shares [Roll Forward]
Balance, January 1	147,210,000	143,780,000
Conversion of Convertible Debentures	51,990,000	0
Issued for cash under Purchase Plans at market rate	2,510,000	2,100,000
Discount on shares purchased under Dividend Reinvestment Plan	0	0
Options exercised under senior management share option plan	620,000	80,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	0	0
Balance, December 31	210,020,000	147,210,000
Increase (Decrease) In Common Stock Value [Roll Forward]
Common Stock, Value, Issued, Beginning Balance	CAD 2,157,000	CAD 2,016,000
Conversion of Convertible Debentures	2,115,000	0
Issued for cash under Purchase Plans at market rate	115,000	88,000
Discount on shares purchased under Dividend Reinvestment Plan Value	(5,000)	(4,000)
Options exercised under senior management share option plan	17,000	2,000
Stock-based compensation	1,000	1,000
Common Stock, Value, Issued, Ending Balance	CAD 4,738,000	CAD 2,157,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Employee Stock Option [Member]
Increase (Decrease) In Common Stock Shares [Roll Forward]
Options exercised under senior management share option plan	(622,168)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,500,000	1,600,000
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,600,000	7,300,000
Dividend Reinvestment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	7,900,000	3,300,000